Consolidated Statements of Financial Position (Unaudited) - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	£ 187	£ 324
Intangible assets	5,645	5,646
Total Non-Current Assets	5,832	5,970
Current assets
Trade and other receivables	4,494	6,568
Taxation	462	573
Cash and cash equivalents	4,036	1,669
Total Current Assets	8,992	8,810
Total assets	14,824	14,780
Non-current liabilities
Deferred consideration	909	1,306
Borrowings		118
Total Non-Current Liabilities	909	1,424
Current liabilities
Trade and other payables	1,414	3,504
Deferred consideration	522	538
Borrowings	501	609
Derivative financial liability	42	383
Total current Liabilities	2,479	5,034
Total liabilities	3,388	6,458
Issued capital and reserves attributable to owners of the parent
Share capital	13,935	11,725
Share premium	97,734	93,124
Merger reserve	53,003	53,003
Warrant reserve	894	894
Foreign exchange reserve	3
Accumulated deficit	(154,133)	(150,424)
Total equity	11,436	8,322
Total equity and liabilities	£ 14,824	£ 14,780